Cover Page	Sep. 01, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 01, 2026
Entity Registrant Name	Freeport-McMoRan Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-11307-01
Entity Tax Identification Number	74-2480931
Entity Address, Address Line One	4340 E. Cotton Center Blvd., Suite 110
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85040
City Area Code	602
Local Phone Number	366-8100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.10 per share
Trading Symbol	FCX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000831259
Amendment Flag	false